Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investments
The Plan’s investments are recorded at fair value. Purchases and sales of securities are recorded on a trade-date basis using fair market value. Dividends are recorded on the ex-dividend date. Interest is recorded as earned.

The Plan holds a stable value investment contract, Fidelity Managed Income Portfolio II (the “Portfolio”), with Fidelity Management Trust Company (“Fidelity”). The Portfolio is an open-end commingled pool dedicated exclusively to the management of assets of defined contribution plans. The Portfolio invests in underlying assets (typically fixed-income securities or bond funds, although investments may also include derivative instruments such as futures contracts and swap agreements) and enters into “wrapper” contracts issued by a third party. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The wrap issuer agrees to pay the Portfolio an amount sufficient to cover unit holder redemptions and certain other payments (such as portfolio expenses), provided all the terms of the wrapper have been met. Wrappers are normally purchased from issuers rated in the top three long-term rating categories (A- or the equivalent and above). The purpose of the wrappers is to preserve the investors’ principal investment while earning interest income, providing more stability in value than a traditional investment. Net asset value (“NAV”) is determined by the Portfolio each business day. Issues and redemptions of units are recorded, upon receipt of unit holder’s instructions in good order, based on the next determined NAV per unit, normally each day. In unusual market conditions, in accordance with the Portfolio’s Declaration of Trust, Fidelity may in its sole discretion, impose restrictions on issues and redemptions of units.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Plan to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements, changes in net assets available for benefits during the reporting period and, when applicable, disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Payments of Benefits
Benefits are recorded when paid.

Risks and Uncertainties
The Plan provides various investment options, which are subject to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Subsequent Events
For the year ended December 31, 2025, the Plan has evaluated subsequent events for potential recognition and disclosure through the date the financial statements were available for issuance.
Effective January 1, 2026, the Plan was amended and restated to incorporate several updates, including implementing the Roth catch-up contribution rules required by the SECURE 2.0 Act of 2022, the addition of auto-portability provisions, the addition of a Roth in-plan conversion feature and the removal of provisions no longer in effect.